Goodwill & Intangible Assets, Net (Details) - Schedule of Intangible Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets [Line Items]
Gross carrying amount	$ 103,594	$ 103,594
Accumulated amortization	22,987	12,375
Net carrying amount	$ 80,607	91,219
Useful life (Years)	10 years 18 days
Developed technology [Member]
Schedule of Intangible Assets [Line Items]
Gross carrying amount	$ 27,316	27,316
Accumulated amortization	5,921	3,187
Net carrying amount	$ 21,395	24,129
Useful life (Years)	10 years
Image big data [Member]
Schedule of Intangible Assets [Line Items]
Gross carrying amount	$ 52,500	52,500
Accumulated amortization	11,375	6,125
Net carrying amount	$ 41,125	46,375
Useful life (Years)	10 years
Market platform [Member]
Schedule of Intangible Assets [Line Items]
Gross carrying amount	$ 2,591	2,591
Accumulated amortization	1,404	756
Net carrying amount	$ 1,187	1,835
Useful life (Years)	4 years
Radiologist relationships [Member]
Schedule of Intangible Assets [Line Items]
Gross carrying amount	$ 17,770	17,770
Accumulated amortization	3,448	1,856
Net carrying amount	$ 14,322	15,914
Useful life (Years)	11 years 2 months 1 day
Trade name [Member]
Schedule of Intangible Assets [Line Items]
Gross carrying amount	$ 2,095	2,095
Accumulated amortization	373	201
Net carrying amount	$ 1,722	1,894
Useful life (Years)	12 years 2 months 1 day
Customer relationships [Member]
Schedule of Intangible Assets [Line Items]
Gross carrying amount	$ 1,322	1,322
Accumulated amortization	466	250
Net carrying amount	$ 856	$ 1,072
Useful life (Years)	6 years 2 months 1 day